Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Commitments

As of December 31, 2024 and 2025, the Group had a contractual commitment of RMB20.50 million and RMB 20.50 million, respectively under a building construction agreement with a total contractual amount of RMB39.3 million.

	2024	2025	2025
	RMB million	RMB million	US$ million
Within 1 year	5.0	5.0	0.7
1 - 3 years	15.5	15.5	2.2
	20.5	20.5	2.9

Contingencies

As of December 31, 2024 and 2025, the Group was not a party to any material legal or administrative proceedings. From time to time, the Group is involved in various other legal and regulatory proceedings arising in the normal course of business. While the Group cannot predict the occurrence or outcome of these proceedings with certainty, it does not believe that an adverse result in any pending legal or regulatory proceeding, individually or in the aggregate, would be material to the Group’s consolidated financial condition or cash flows; however, an unfavorable outcome could have a material adverse effect on the Group’s results of operations.